Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016
Loans:
Loans in the form of interest-bearing securities	kr 43,627		kr 36,781
Loans to credit institutions	27,010		27,725
Loans to the public	163,848		161,094
Cash collateral under the security agreements for derivative contracts	(16,891)		(16,374)
Total lending	217,594		209,226
Liquidity investments:
Cash and cash equivalents	1,362	[1]	2,416	[1]	kr 1,231		kr 7,054
Treasuries/government bonds	8,344		11,117
Other interest-bearing securities except loans	53,906		48,665
Total liquidity investments	63,612		62,198
issued by public authorities	kr 13,452		kr 15,110

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.